UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (Parentheticals) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accounts receivable, net	¥ 93,904	$ 13,201	¥ 42,056	$ 6,279	¥ 32,265
Accounts payable	7,201,407	1,012,358	7,393,636	1,103,840	7,515,880
Accrued expenses and other current liabilities	2,708,447	380,748	2,748,407	410,326	2,223,840
Short-term bank loans	1,041,045	146,348	1,266,270	189,049	1,348,166
Income tax payable	40,926	5,753	43,163	6,444	60,217
Amounts due to related parties	851,851	119,751	826,042	123,325	836,435
Current operating lease liabilities	¥ 104,528	$ 14,694	¥ 100,620	$ 15,022	¥ 108,590
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001		$ 0.001		$ 0.001
Common stock shares authorized	40,000,000,000	40,000,000,000	40,000,000,000	40,000,000,000	40,000,000,000
Common Stock, Shares, Issued	3,805,284,801	3,805,284,801	3,805,284,801	3,805,284,801	3,805,284,810
Common Stock, Shares, Outstanding	3,608,380,825	3,608,380,825	3,663,417,840	3,663,417,840	3,646,381,840
Amounts due to related parties	¥ 488,020	$ 68,605	¥ 354,392	$ 52,909	¥ 472,882
Deferred tax liabilities	185,856	26,127	192,004	28,665	205,889
Other liabilities	219,244	30,821	206,611	30,846	1,232,677
Non-current operating lease liabilities	139,594	19,624	138,433	20,668	158,289
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Accounts payable	2,278,371	320,288	2,223,417	331,947	2,733,487
Accrued expenses and other current liabilities	594,513	83,575	703,730	105,064	1,208,868
Short-term bank loans	1,017,045	142,974	1,246,126	186,042	1,348,166
Income tax payable	0		2,217	331	1,026
Amounts due to related parties	814,079	114,441	791,908	118,229	797,731
Current operating lease liabilities	61,386	8,630	59,432	8,873	70,672
Amounts due to related parties	488,020	68,605	354,392	52,909	472,882
Deferred tax liabilities	0		0	0	0
Other liabilities	143,686	20,199	141,819	21,173	6,975
Non-current operating lease liabilities	¥ 101,080	$ 14,210	¥ 97,927	$ 14,620	¥ 121,057